Cover	Jan. 18, 2021
Cover [Abstract]
Document Type	8-K
Local Phone Number	795-8500
Security Exchange Name	NASDAQ
Trading Symbol	LOGI
Title of 12(b) Security	Registered Shares
Entity Address, State or Province	CA
Entity Address, Country	CH
Soliciting Material	false
Entity Emerging Growth Company	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Written Communications	false
Entity File Number	0-29174
Entity Registrant Name	LOGITECH INTERNATIONAL S.A.
Entity Central Index Key	0001032975
Entity Address, Postal Zip Code	94560
Amendment Flag	false
Entity Address, Address Line Three	7700 Gateway Boulevard
Entity Address, City or Town	Newark
City Area Code	510
Entity Address, Address Line Two	c/o Logitech Inc.
Entity Address, Address Line One	Apples
Document Period End Date	Jan. 18, 2021
Entity Incorporation, State or Country Code	V8